Share Capital (Details) - Non-employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of Options, Outstanding Beginning balance	289,036	289,036
Number of Options, Granted during the period			289,036
Number of Options, Outstanding Ending balance	289,036	289,036	289,036
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.026	$ 0.026
Weighted Average Exercise Price, Granted during the period			0.026
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.026	$ 0.026	$ 0.026
Number of options exercisable	289,036	289,036